CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 5,934,885	$ 4,395,594
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	517,402	444,396
Loss on disposition of property and equipment	228,245
Deferred tax expense (benefit)	56,968	(89,079)
Provision for (recovery of) doubtful accounts	(227,873)	367,314
Changes in operating assets and liabilities:
Contracts receivable	(5,893,527)	(3,166,105)
Accounts receivable	922,611	(973,278)
Notes receivable	(85,107)	(218,890)
Retainage receivables	(548,357)	(379,078)
Prepayment and advances to suppliers	(2,861,600)	19,284
Inventories	427,878	(1,106,157)
Other receivables	(1,535)	111,811
Accounts payable	(290,717)	895,595
Advances from customers	528,193	525,257
Deferred revenue	3,161	586,790
Taxes payable	2,484,264	2,191,174
Accrued expenses and other current liabilities	382,410	327,325
NET CASH PROVIDED BY OPERATING ACTIVITIES	1,577,301	3,931,953
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions of property and equipment	(7,667)	(239,917)
Payments for construction in progress	(973,254)	(2,896,545)
NET CASH USED IN INVESTING ACTIVITIES	(980,921)	(3,136,462)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of short-term bank loans	(795,443)	(839,648)
Proceeds from short-term bank loans	301,019	848,478
Proceeds from long-term loans	556,885
Proceeds from related parties	72,009
Gross proceeds from issuance of shares in IPO	10,782,214
Direct costs disbursed from IPO proceeds	(650,524)
NET CASH PROVIDED BY FINANCING ACTIVITIES	10,266,160	8,830
EFFECT OF EXCHANGE RATE CHANGE ON CASH	(104,290)	(63,145)
NET INCREASE IN CASH	10,758,250	741,176
CASH-beginning of year	1,117,643	376,467
CASH-end of year	11,875,893	1,117,643
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax		1,603
Cash paid for interest	50,705	$ 55,619
Non-cash financing activities
Warrants issued to placement agent in connection with the Company's IPO	$ 488,730